Short-Term Debt - Summary of Short-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Commercial paper	$ 391	$ 730
Other credit facilities	238
Total	$ 629	$ 730